Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for the Partnership January 1, 2018 and shall be applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership expects that the adoption of ASU 2014-09 may result in a change in the method of recognizing revenue from contracts of affreightments whereby revenue will be recognized over the voyage until discharge is complete, instead of over the voyage until tendering notice for the next voyage. This will result in all revenue being fully recognized upon discharge of cargo whereas currently revenue recognition extends into the period the vessel returns to the oil field. This change may result in revenue being recognized earlier which may cause additional volatility in revenue and earnings between periods. In addition, the Partnership expects that the adoption of ASU 2014-09 may result in a change in the method of recognizing revenue for voyage charters, whereby the Partnership’s method of determining proportional performance will change from discharge-to-discharge to load-to-discharge. This will result in no revenue being recognized from discharge of the prior voyage to loading of the current voyage and all revenue being recognized from loading of the current voyage to discharge of the current voyage. This change will result in revenue being recognized later in the voyage which may cause additional volatility in revenue and earnings between periods. The Partnership is in the process of validating aspects of its preliminary assessment of ASU 2014-09, determining the transitional impact and completing other items required for the adoption of ASU 2014-09.

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The Partnership expects to adopt ASU 2016-02 effective January 1, 2018. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Partnership expects that the adoption of ASU 2016-02 will result in a change in accounting method for the lease portion of the daily charter hire for the Partnership's chartered-in vessels accounted for as operating leases with firm periods of greater than one year. Under ASU 2016-02, the Partnership will recognize a right of use asset and a lease liability on the balance sheet for these charters, whereas currently no right of use asset or lease liability is recognized. This will have the result of increasing the Partnership’s assets and liabilities. The pattern of expense recognition of chartered-in vessel is expected to remain substantially unchanged, unless the right of use asset becomes impaired. The Partnership is in the process of validating aspects of its preliminary assessment of ASU 2016-02, determining the transitional impact and completing other items required for the adoption of ASU 2016-02

In March 2016, the FASB issued Accounting Standards Update 2016-09, Improvements to Employee Share-Based Payment Accounting (or ASU 2016-09). ASU 2016-09 simplifies aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. ASU 2016-09 became effective for the Partnership January 1, 2017. The Partnership expects the impact of adopting this new accounting guidance will be a change in presentation of cash payments for tax withholdings on share settled equity awards from an operating cash outflow to a financing cash outflow on the Partnership's statement of cash flows.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Partnership January 1, 2020, with a modified-retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (or ASU 2016-15), which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statement of cash flows. ASU 2016-15 is effective for the Partnership January 1, 2018, with a retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.